Supplemental Income Statement Information (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest expense					$ 488	$ 529	$ 448
Interest income					(26)	(29)	(80)
Pension and postretirement net periodic benefit cost (benefit)					(297)	(134)	1
Loss on deconsolidation of Venezuelan subsidiary					0	0	162
Total					165	366	531
Debt instrument
Loss on extinguishment of debt		$ 10				10
Loss on deconsolidation of Venezuelan subsidiary					0	$ 0	162
Pension settlement charge			$ 32
Venezuela
Other Income and Expenses [Abstract]
Loss on deconsolidation of Venezuelan subsidiary				$ 162			162
Debt instrument
Loss on deconsolidation of Venezuelan subsidiary				$ 162			$ 162
Fixed rate medium term note due 2022
Debt instrument
Loss on extinguishment of debt	$ 11				$ 11